Restructuring Costs	6 Months Ended
Jun. 30, 2019
Restructuring Costs
Restructuring Costs

2   Restructuring Costs

Profit before tax for the half year ended 30 June 2019 is stated after charging restructuring costs of $226m  ($187m for the half year ended 30 June 2018). These have been charged to profit as follows:

			Unreviewed	[58]	Unreviewed	[58]
	H1 2019	H1 2018	Q2 2019		Q2 2018
	$m	$m	$m		$m
Cost of sales	52	55	14		23
Research and development expense	64	58	30		31
Selling, general and administrative costs	110	84	79		48
Other operating income and expense	-	(10)	-		(10)
Total	226	187	123		92

[5][8] The Q2 2019 and Q2 2018 information in respect of the three months ended 30 June 2019 and 30 June 2018 respectively included in the interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.